Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended
	Apr. 30, 2025	Apr. 30, 2025
C000203454_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.02%
C000203454_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.67%)
C000203454_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.65%
C000203454_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.09%
C000203454_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.65%
C000203454_NoLoadClassMember_2024-05-01_2025-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.57%
C000203454_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.02%
C000203454_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.64%
C000203454_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.57%